High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS	(Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS – 51.5%
AEROSPACE/DEFENSE – 0.4%
TransDigm UK Holdings PLC, 6.88%, 5/15/2026(a)	$250,000	$254,901
Triumph Group, Inc., 6.25%, 9/15/2024(a)(b)	164,000	163,444
		418,345
AIRLINES – 1.1%
American Airlines Group, Inc., 3.75%, 3/1/2025(b)	250,000	227,949
American Airlines, Inc., 11.75%, 7/15/2025(b)	340,000	397,295
United Airlines Holdings, Inc., 4.88%, 1/15/2025	514,000	512,522
		1,137,766
AUTO MANUFACTURERS – 1.4%
Ford Motor Co., 4.75%, 1/15/2043	664,000	601,388
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)(b)	309,000	314,851
PM General Purchaser LLC, 9.50%, 10/1/2028(a)(b)	521,000	512,961
		1,429,200
AUTO PARTS & EQUIPMENT – 1.9%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)(b)	400,000	382,198
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/2028(a)(b)	300,000	301,107
Goodyear Tire & Rubber Co. (The), 4.88%, 3/15/2027(a)	149,000	145,185
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/2029(a)(b)	350,000	320,600
Tenneco, Inc., 5.00%, 7/15/2026(a)	600,000	590,343
Wheel Pros, Inc., 6.50%, 5/15/2029(a)(b)	300,000	263,454
		2,002,887
BANKS – 0.3%
Freedom Mortgage Corp., 7.63%, 5/1/2026(a)(b)	300,000	286,968
BUILDING MATERIALS – 0.4%
Patrick Industries, Inc., 7.50%, 10/15/2027(a)(b)	411,000	422,882
CHEMICALS – 2.0%
Cornerstone Chemical Co., 6.75%, 8/15/2024(a)(b)	514,000	473,502
Olin Corp., 5.63%, 8/1/2029(a)	579,000	591,078
SCIH Salt Holdings, Inc., 6.63%, 5/1/2029(a)(b)	300,000	270,532
Unifrax Escrow Issuer Corp., 5.25%, 9/30/2028(a)(b)	500,000	467,433
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/2025(a)(b)	382,000	307,550
		2,110,095

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
COAL – 0.3%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 5/1/2025(a)(b)	$355,000	$354,556
COMMERCIAL SERVICES – 3.2%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	382,000	352,219
CoreCivic, Inc., 4.75%, 10/15/2027(a)	583,000	509,224
Korn Ferry, 4.63%, 12/15/2027(a)(b)	616,000	602,118
MPH Acquisition Holdings LLC, 5.75%, 11/1/2028(a)(b)	461,000	418,589
Nielsen Finance LLC / Nielsen Finance Co., 4.75%, 7/15/2031(a)(b)	500,000	500,798
Sabre GLBL, Inc., 7.38%, 9/1/2025(a)(b)	314,000	328,402
Sotheby's, 7.38%, 10/15/2027(a)(b)	234,000	240,024
WW International, Inc., 4.50%, 4/15/2029(a)(b)	431,000	349,828
		3,301,202
COMPUTERS – 1.3%
Dell International LLC / EMC Corp., 8.35%, 7/15/2046(a)	99,000	145,123
Diebold Nixdorf, Inc., 9.38%, 7/15/2025(a)(b)	214,000	217,720
NCR Corp., 5.25%, 10/1/2030(a)(b)	214,000	202,063
Vericast Corp., 11.00%, 9/15/2026(a)(b)	851,740	834,705
		1,399,611
COSMETICS/PERSONAL CARE – 0.5%
Coty, Inc., 6.50%, 4/15/2026(a)(b)	500,000	500,760
DISTRIBUTION/WHOLESALE – 0.2%
Wolverine Escrow LLC, 9.00%, 11/15/2026(a)(b)	364,000	244,452
DIVERSIFIED FINANCIAL SERVICES – 2.2%
Coinbase Global, Inc., 0.50%, 6/1/2026(b)	500,000	468,000
Enova International, Inc., 8.50%, 9/1/2024(a)(b)	534,000	532,409
PennyMac Financial Services, Inc., 4.25%, 2/15/2029(a)(b)	500,000	430,008
PRA Group, Inc., 7.38%, 9/1/2025(a)(b)	375,000	391,267
Voyager Aviation Holdings LLC, 8.50%, 5/9/2026(a)(b)	459,000	426,301
		2,247,985
ELECTRIC – 1.2%
Calpine Corp., 4.50%, 2/15/2028(a)(b)	616,000	601,955
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025(b)	169,016	173,342
PG&E Corp., 5.00%, 7/1/2028(a)	395,000	382,241
Talen Energy Supply LLC, 6.50%, 6/1/2025(a)	535,000	123,989
		1,281,527

High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
ENGINEERING & CONSTRUCTION – 1.3%
Artera Services LLC, 9.03%, 12/4/2025(a)(b)	$504,000	$498,272
Tutor Perini Corp., 6.88%, 5/1/2025(a)(b)	472,000	449,481
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/2028(a)(b)	395,000	366,155
		1,313,908
ENTERTAINMENT – 1.3%
Affinity Gaming, 6.88%, 12/15/2027(a)(b)	500,000	487,228
Allen Media LLC / Allen Media Co.-Issuer, Inc., 10.50%, 2/15/2028(a)(b)	350,000	345,518
Scientific Games International, Inc., 8.25%, 3/15/2026(a)(b)	164,000	170,765
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/1/2027(a)(b)	316,000	308,264
		1,311,775
ENVIRONMENTAL CONTROL – 0.5%
Harsco Corp., 5.75%, 7/31/2027(a)(b)	234,000	227,036
Madison IAQ LLC, 5.88%, 6/30/2029(a)(b)	350,000	311,110
		538,146
FOOD – 1.0%
Kraft Heinz Foods Co., 6.50%, 2/9/2040	500,000	603,595
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(b)	415,000	467,807
		1,071,402
FOREST PRODUCTS & PAPER – 0.2%
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/2026(a)(b)	175,000	165,585
HEALTHCARE-SERVICES – 0.5%
CHS/Community Health Systems, Inc., 8.00%, 12/15/2027(a)(b)	214,000	226,960
LifePoint Health, Inc., 5.38%, 1/15/2029(a)(b)	350,000	331,452
		558,412
HOME BUILDERS – 1.2%
Beazer Homes USA, Inc., 7.25%, 10/15/2029(a)	116,000	116,818
M/I Homes, Inc., 4.95%, 2/1/2028(a)	316,000	298,470
MDC Holdings, Inc., 6.00%, 1/15/2043(a)	388,000	399,584
New Home Co., Inc. (The), 7.25%, 10/15/2025(a)(b)	500,000	485,190
		1,300,062
INSURANCE – 0.3%
Genworth Holdings, Inc., 6.50%, 6/15/2034	349,000	336,115
INTERNET – 1.6%
Cars.com, Inc., 6.38%, 11/1/2028(a)(b)	500,000	497,387
Netflix, Inc., 4.88%, 6/15/2030(a)(b)	559,000	594,935

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
INTERNET (Continued)
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 4/30/2027(a)(b)	$250,000	$237,908
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026(a)(b)	383,000	365,543
		1,695,773
INVESTMENT COMPANIES – 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/2027(a)	373,000	366,697
IRON/STEEL – 0.3%
Cleveland-Cliffs, Inc., 6.25%, 10/1/2040	301,000	297,856
LEISURE TIME – 1.5%
Carnival Corp., 5.75%, 3/1/2027(a)(b)	650,000	620,103
NCL Corp. Ltd., 3.63%, 12/15/2024(a)(b)	464,000	441,235
Royal Caribbean Cruises Ltd., 3.70%, 3/15/2028(a)	564,000	503,934
		1,565,272
LODGING – 0.2%
Arrow Bidco LLC, 9.50%, 3/15/2024(a)(b)	234,000	238,355
MEDIA – 2.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/2030(a)(b)	616,000	592,222
CSC Holdings LLC, 5.75%, 1/15/2030(a)(b)	500,000	449,219
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 8/15/2027(a)(b)	792,000	166,320
DISH Network Corp., 3.38%, 8/15/2026	264,000	238,128
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 2/15/2025(a)(b)	234,000	244,676
iHeartCommunications, Inc., 8.38%, 5/1/2027(a)	329,764	341,718
Sinclair Television Group, Inc., 5.13%, 2/15/2027(a)(b)	264,000	240,136
TEGNA, Inc., 5.00%, 9/15/2029(a)	360,000	361,376
Univision Communications, Inc., 5.13%, 2/15/2025(a)(b)	173,000	173,374
		2,807,169
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(a)	415,000	348,050
MINING – 1.8%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)(b)	400,000	419,450
Century Aluminum Co., 7.50%, 4/1/2028(a)(b)	600,000	626,862
Freeport-McMoRan, Inc., 5.00%, 9/1/2027(a)	175,000	179,964

High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
MINING (Continued)
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028(a)(b)	$124,000	$134,442
JW Aluminum Continuous Cast Co., 10.25%, 6/1/2026(a)(b)	479,000	501,506
		1,862,224
MISCELLANEOUS MANUFACTURING – 0.9%
Anagram International, Inc. / Anagram Holdings LLC, 10.00%, 8/15/2026(a)(b)	98,469	103,066
FXI Holdings, Inc., 7.88%, 11/1/2024(a)(b)	335,000	334,186
LSB Industries, Inc., 6.25%, 10/15/2028(a)(b)	500,000	508,997
Techniplas LLC, 10.00%, 5/1/2020(a)(b)(c)(d)(e)	3,065,000	0
		946,249
OIL & GAS – 5.7%
Comstock Resources, Inc., 6.75%, 3/1/2029(a)(b)	500,000	516,440
Encino Acquisition Partners Holdings LLC, 8.50%, 5/1/2028(a)(b)	600,000	618,537
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 2/1/2029(a)(b)	395,000	396,027
International Petroleum Corp./Sweden, 7.25%, 2/1/2027(a)(b)	200,000	197,500
Laredo Petroleum, Inc., 7.75%, 7/31/2029(a)(b)	395,000	399,499
Marathon Oil Corp., 6.60%, 10/1/2037	285,000	347,583
Marathon Petroleum Corp., 5.00%, 9/15/2054(a)	500,000	511,775
Mesquite Energy, Inc., 7.25%, 2/15/2023(a)(b)(d)	1,902,000	12,363
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026(a)(b)	600,000	551,418
Occidental Petroleum Corp., 7.15%, 5/15/2028	375,000	421,341
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025(a)(b)	573,000	567,900
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025(a)(b)	375,000	386,760
7.25%, 6/15/2025(a)	250,000	227,775
Southwestern Energy Co., 8.38%, 9/15/2028(a)	375,000	412,959
Valaris Ltd., 8.25%, 4/30/2028	350,000	363,094
		5,930,971
OIL & GAS SERVICES – 1.6%
Basic Energy Services, Inc., 10.75%, 10/15/2023(a)(b)(d)	1,978,000	69,230
Bristow Group, Inc., 6.88%, 3/1/2028(a)(b)	600,000	608,307
Oil States International, Inc., 1.50%, 2/15/2023	600,000	573,799
Weatherford International Ltd.

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
OIL & GAS SERVICES (Continued)
11.00%, 12/1/2024(a)(b)	$73,000	$75,651
8.63%, 4/30/2030(a)(b)	389,000	395,424
		1,722,411
PACKAGING & CONTAINERS – 0.6%
Graham Packaging Co., Inc., 7.13%, 8/15/2028(a)(b)	164,000	149,150
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/2025(a)(b)	464,000	460,427
		609,577
PHARMACEUTICALS – 0.6%
Bausch Health Cos., Inc., 6.25%, 2/15/2029(a)(b)	459,000	377,117
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/2028(a)(b)	500,000	284,375
		661,492
PIPELINES – 5.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/2027(a)(b)	234,000	238,685
EQM Midstream Partners LP, 6.50%, 7/1/2027(a)(b)	375,000	392,286
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/2027(a)	600,000	614,325
Harvest Midstream I LP, 7.50%, 9/1/2028(a)(b)	375,000	384,634
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/2028(a)(b)	431,000	409,717
ITT Holdings LLC, 6.50%, 8/1/2029(a)(b)	431,000	399,002
New Fortress Energy, Inc., 6.50%, 9/30/2026(a)(b)	481,000	475,565
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/2023(a)	472,000	451,765
Oasis Midstream Partners LP / OMP Finance Corp., 8.00%, 4/1/2029(a)(b)	600,000	641,250
Plains All American Pipeline LP, Series B, 6.13%, (3-Month US LIBOR + 4.11%)(a)(f)(g)	482,000	413,556
Rockies Express Pipeline LLC, 4.80%, 5/15/2030(a)(b)	395,000	374,987
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.50%, 10/15/2026(a)(b)	375,000	360,272
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 1/15/2028(a)(b)	431,000	417,844
Western Midstream Operating LP, 5.75%, 2/1/2050(a)	395,000	385,862
		5,959,750
REAL ESTATE – 0.4%
Howard Hughes Corp. (The), 4.13%, 2/1/2029(a)(b)	431,000	405,304

High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Principal Amount / Number of Shares	Value
CORPORATE BONDS (Continued)
REITS – 2.2%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 5/15/2026(a)(b)	$516,000	$511,957
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023	690,000	690,000
Iron Mountain, Inc., 5.25%, 3/15/2028(a)(b)	355,000	350,396
Service Properties Trust
4.35%, 10/1/2024(a)	214,000	206,681
4.95%, 2/15/2027(a)	614,000	571,112
		2,330,146
RETAIL – 0.6%
Party City Holdings, Inc., 5.75%, (6-Month US LIBOR + 5.00%), 7/15/2025(a)(b)(f)	164,823	148,974
Staples, Inc., 10.75%, 4/15/2027(a)(b)	524,000	466,360
		615,334
SOFTWARE – 0.7%
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/2025(a)(b)	490,000	465,806
Ziff Davis, Inc., 1.75%, 11/1/2026(b)	214,000	242,355
		708,161
TELECOMMUNICATIONS – 0.8%
CommScope, Inc., 8.25%, 3/1/2027(a)(b)	301,000	293,522
Embarq Corp., 8.00%, 6/1/2036	318,000	306,256
Viasat, Inc., 6.50%, 7/15/2028(a)(b)	264,000	253,774
		853,552
TOYS/GAMES/HOBBIES – 0.2%
Mattel, Inc., 6.20%, 10/1/2040	164,000	189,005
TOTAL CORPORATE BONDS
(Cost $60,548,256)		53,846,989

TERM LOANS – 18.6%
ADVERTISING – 0.9%
ABG Intermediate Holdings 2 LLC, 6.80%, (3-Month US SOFR + 6.00%), 12/10/2029(f)	1,000,000	993,750
AUTO PARTS & EQUIPMENT – 0.7%
First Brands Group LLC, 6.00%, (3-Month US LIBOR + 5.00%), 3/30/2027(f)	733,204	729,538
COMMERCIAL SERVICES – 3.3%
KNS Midco Corp., 7.26%, (3-Month US LIBOR + 6.25%), 4/21/2027(f)	987,500	967,503
National Intergovernmental Purchasing Alliance Co., 8.51%, (3-Month US LIBOR + 7.50%), 5/22/2026(f)	493,338	485,938

	Principal Amount / Number of Shares	Value
TERM LOANS (Continued)
COMMERCIAL SERVICES (Continued)
TKC Midco 1, LLC, 12.00%, 2/8/2027	$2,000,000	$2,000,000
		3,453,441
COMPUTERS – 1.8%
Redstone Holdco 2 LP, 8.50%, (3-Month US LIBOR + 7.75%), 4/16/2029(f)	1,000,000	920,625
Vision Solutions, Inc., 8.00%, (1-Month US LIBOR + 7.25%), 3/23/2029(f)	1,000,000	986,125
		1,906,750
ENTERTAINMENT – 1.0%
AP Core Holdings II, LLC, 6.25%, (1-Month US LIBOR + 5.50%), 9/1/2027(f)	1,000,000	997,500
FOOD – 1.0%
Balrog Acquisition, Inc., 7.51%, (1-Month US LIBOR + 7.00%), 8/2/2029(f)	1,000,000	1,000,000
HEALTHCARE-SERVICES – 4.5%
Air Methods Corp., 4.51%, (3-Month US LIBOR + 3.50%), 4/22/2024(f)	724,514	696,138
MED ParentCo LP, 8.71%, (1-Month US LIBOR + 8.25%), 8/30/2027(f)	1,000,000	996,665
Sound Inpatient Physicians, 7.21%, (1-Month US LIBOR + 6.75%), 6/26/2026(f)	1,069,939	1,062,214
Summit Behavioral Healthcare LLC, 8.50%, (3-Month US LIBOR + 7.75%), 11/8/2029(f)	1,000,000	957,500
Upstream Newco, Inc., 8.96%, (1-Month US LIBOR + 8.50%), 11/20/2027(f)	1,000,000	990,000
		4,702,517
INVESTMENT COMPANIES – 0.9%
Cardinal Parent, Inc., 8.50%, (3-Month US LIBOR + 7.75%), 11/13/2028(f)	976,667	968,121
OIL & GAS – 0.8%
CITGO Petroleum Corp., 7.25%, (1-Month US LIBOR + 6.25%), 3/28/2024(f)	886,484	886,010
RETAIL – 0.8%
JP Intermediate B LLC, 6.50%, (3-Month US LIBOR + 5.50%), 11/15/2025(f)	939,000	807,539
SOFTWARE – 2.9%
BYJU's Alpha, Inc., 6.25%, (3-Month US LIBOR + 5.50%), 11/5/2026(f)	1,000,000	991,565
Mandolin Technology Intermediate Holdings, Inc., 7.00%, (3-Month US LIBOR + 6.50%), 7/8/2029(f)	1,000,000	996,250

High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Principal Amount / Number of Shares	Value
TERM LOANS (Continued)
SOFTWARE (Continued)
Quartz Holding Co., 8.46%, (1-Month US LIBOR + 8.00%), 4/2/2027(f)	$1,000,000	$995,000
		2,982,815
TOTAL TERM LOANS
(Cost $19,427,533)		19,427,981

FOREIGN BONDS – 13.0%
AEROSPACE/DEFENSE – 0.7%
Rolls-Royce PLC, 5.75%, 10/15/2027 (United Kingdom)(a)(b)	750,000	771,259
AIRLINES – 0.0%
Virgin Australia Holdings Pty Ltd., 7.88%, 10/15/2021 (Australia)(b)	172,000	6,020
AUTO PARTS & EQUIPMENT – 0.8%
IHO Verwaltungs GmbH, 6.38%, 5/15/2029 (Germany)(a)(b)	850,000	838,924
BUILDING MATERIALS – 0.4%
West China Cement Ltd., 4.95%, 7/8/2026 (China)(a)	500,000	438,750
COMMERCIAL SERVICES – 0.9%
Airswift Global AS, 8.65%, (3-Month US LIBOR + 8.50%), 5/12/2025 (United Kingdom)(b)(f)	300,000	304,500
Cimpress PLC, 7.00%, 6/15/2026 (Ireland)(a)(b)	419,000	401,947
eHi Car Services Ltd., 7.75%, 11/14/2024 (China)(a)	350,000	285,250
		991,697
DIVERSIFIED FINANCIAL SERVICES – 0.6%
Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/2024 (Cayman Islands)(a)(b)	656,350	597,761
ELECTRIC – 0.3%
TransAlta Corp., 6.50%, 3/15/2040 (Canada)	316,000	326,155
ENTERTAINMENT – 0.6%
Merlin Entertainments Ltd., 5.75%, 6/15/2026 (United Kingdom)(a)(b)	600,000	593,103

	Principal Amount / Number of Shares	Value
FOREIGN BONDS (Continued)
FOOD – 1.3%
FAGE International SA / FAGE USA Dairy Industry, Inc., 5.63%, 8/15/2026 (Luxembourg)(a)(b)	$200,000	$197,870
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/2028 (Brazil)(a)(b)	1,096,000	1,155,157
		1,353,027
FOREST PRODUCTS & PAPER – 0.4%
Mercer International, Inc., 5.50%, 1/15/2026 (Germany)(a)	379,000	382,297
GAS – 0.3%
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (Canada)(a)(b)	348,000	348,280
IRON/STEEL – 0.8%
Infrabuild Australia Pty Ltd., 12.00%, 10/1/2024 (Australia)(a)(b)	534,000	542,709
Mineral Resources Ltd., 8.13%, 5/1/2027 (Australia)(a)(b)	249,000	257,795
		800,504
MINING – 1.5%
China Hongqiao Group Ltd., 6.25%, 6/8/2024 (China)	500,000	485,000
IAMGOLD Corp., 5.75%, 10/15/2028 (Burkina Faso)(a)(b)	500,000	454,692
Teck Resources Ltd., 6.25%, 7/15/2041 (Canada)(a)	500,000	599,765
		1,539,457
OIL & GAS – 1.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039 (Canada)	500,000	619,752
Petrobras Global Finance BV, 7.25%, 3/17/2044 (Brazil)	500,000	521,675
		1,141,427
OIL & GAS SERVICES – 0.2%
Calfrac Holdings LP, 10.88%, 3/15/2026 (Canada)(a)(b)	240,116	220,802
PACKAGING & CONTAINERS – 0.3%
ARD Finance SA, 6.50%, 6/30/2027 (Luxembourg)(a)(b)	350,000	320,666

High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Principal Amount / Number of Shares	Value
FOREIGN BONDS (Continued)
PHARMACEUTICALS – 0.6%
Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/2028 (Germany)(a)(b)	$650,000	$630,139
REAL ESTATE – 0.5%
Kaisa Group Holdings Ltd., 10.50%, 1/15/2025 (China)(a)	250,000	46,000
KWG Group Holdings Ltd., 7.40%, 1/13/2027 (China)(a)	250,000	96,938
Sunac China Holdings Ltd., 6.50%, 1/10/2025 (China)(a)	300,000	74,400
Wanda Properties Overseas Ltd., 6.88%, 7/23/2023 (China)	350,000	313,250
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/2027 (China)(a)	250,000	28,750
		559,338
TELECOMMUNICATIONS – 0.8%
C&W Senior Financing DAC, 6.88%, 9/15/2027 (Panama)(a)(b)	300,000	298,278
Telecom Italia Capital SA, 7.20%, 7/18/2036 (Italy)	500,000	487,167
		785,445
TRANSPORTATION – 0.9%
Diana Shipping, Inc., 8.38%, 6/22/2026 (Greece)(b)	500,000	505,000
Seaspan Corp., 5.50%, 8/1/2029 (Hong Kong)(a)(b)	500,000	468,528
		973,528
TOTAL FOREIGN BONDS
(Cost $14,926,991)		13,618,579

PREFERRED STOCKS – 0.7%
BANKS – 0.7%
Bank of America Corp., 7.25%, Series L	260	341,250
Wells Fargo & Co., 7.50%, Series L	260	344,500
		685,750
TOTAL PREFERRED STOCKS
(Cost $743,447)		685,750

COMMON STOCKS – 0.1%
DIVERSIFIED FINANCIAL SERVICES – 0.0%
Voyager Aviation Holdings LLC*(c)(e)	4,080	0
OIL & GAS SERVICES – 0.1%
Calfrac Well Services Ltd.*	38,773	137,257
Hi-Crush Holdings, Inc.*	24,686	0
		137,257

	Principal Amount / Number of Shares	Value
COMMON STOCKS (Continued)
RETAIL – 0.0%
Party City Holdings, Inc.*	19,290	$13,889
TOTAL COMMON STOCKS
(Cost $216,727)		151,146

UNITS – 0.0%

DIVERSIFIED FINANCIAL SERVICES – 0.0%

Voyager Aviation Holdings LLC*(c)(e)	24,481	0
TOTAL UNITS
(Cost $612,025)		0

EXCHANGE-TRADED FUNDS – 2.8%
Global X Nasdaq 100 Covered Call ETF	20,422	428,249
iShares USD Asia High Yield Bond Index ETF	330,000	2,501,400
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,401,942)		2,929,649

SHORT-TERM INVESTMENTS – 8.3%

JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.22%(h)	8,646,674	8,646,674
TOTAL SHORT TERM INVESTMENTS
(Cost $8,646,674)		8,646,674
TOTAL INVESTMENTS – 95.0%
(Cost $108,523,595)		99,306,768
Other Assets in Excess of Liabilities – 5.0%		5,177,324
TOTAL NET ASSETS – 100.0%		$104,484,092

*	Non-income producing security.
(a)	Callable.
(b)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $47,825,233, which represents 45.8% of net assets as of March 31, 2022.
(c)	Securities valued at fair value by the Trust’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Trust’s Board of Trustees. The total value of these securities is $0 which represents approximately 0% of net assets as of March 31, 2022.
(d)	Security is in default.
(e)	Level 3 security. The total value of these securities is $0.
(f)	Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

High Yield ETF	March 31, 2022
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

(g)	Perpetual, callable security with no stated maturity date.
(h)	The rate is the annualized seven-day yield at period end.

The 1-Month US LIBOR rate as of March 31, 2022 is 0.452%.
The 3-Month US LIBOR rate as of March 31, 2022 is 0.962%.
The 6-Month US LIBOR rate as of March 31, 2022 is 1.470%.